REVENUES BY PRODUCT (Details - Sales by geographic region) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenues	$ 95,036	$ 66,876
Africa [Member]
Disaggregation of Revenue [Line Items]
Revenues	66,162	40,112
CHINA
Disaggregation of Revenue [Line Items]
Revenues	15,232	5,762
VIET NAM
Disaggregation of Revenue [Line Items]
Revenues	1,252	2,734
PHILIPPINES
Disaggregation of Revenue [Line Items]
Revenues	1,652	1,402
THAILAND
Disaggregation of Revenue [Line Items]
Revenues	1,589	8,662
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenues	4,825	4,923
MALAYSIA
Disaggregation of Revenue [Line Items]
Revenues	2,197	0
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,127	$ 3,281